Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Inventory	$ 29,523	$ 22,267
Accrued expenses and reserves	27,361	18,357
Accounts receivable	10,037	10,860
Stock-based compensation	9,442	8,945
Qualified and nonqualified retirement plans	7,476	5,157
Net operating loss carryforwards	4,451	4,722
Interest rate swaps	5,461	3,679
Other	4,711	8,621
Total deferred tax assets, gross	98,462	82,608
Less valuation allowance	(1,631)	(1,911)
Total deferred tax assets	96,831	80,697
Deferred Tax Liabilities:
Goodwill and other intangible assets	64,704	46,373
Property and equipment	48,994	44,535
Trade name	30,336	32,592
Other	1,428	1,864
Total deferred tax liabilities	145,462	125,364
Net deferred tax liability	$ (48,631)	$ (44,667)